Employee benefits liabilities - Disclosure of changes in the benefit obligations and fair value of plan assets of benefit plan (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	€ (5,165)
Net defined benefit liability (asset), end of period	(3,531)	€ (5,165)
Plan Assets
Net defined benefit liability (asset), beginning of period	(5,165)
Net defined benefit liability (asset), end of period	(3,531)	(5,165)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(3,531)	(5,165)
Defined benefit asset	1,844	2,423
Projected benefit obligation
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(33,614)
Net defined benefit liability (asset), end of period	(26,179)	(33,614)
Plan Assets
Net defined benefit liability (asset), beginning of period	(33,614)
Net defined benefit liability (asset), end of period	(26,179)	(33,614)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(26,179)	(33,614)
Pension benefits
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(1,782)
Service cost	(228)	(238)
Net defined benefit liability (asset), end of period	(1,004)	(1,782)
Plan Assets
Net defined benefit liability (asset), beginning of period	(1,782)
Administrative Expenses	(83)	(73)
Net defined benefit liability (asset), end of period	(1,004)	(1,782)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(1,004)	(1,782)
Defined benefit liability	(2,826)	(4,174)
Defined benefit asset	1,822	2,392
Pension benefits | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(1,756)
Net defined benefit liability (asset), end of period	(976)	(1,756)
Plan Assets
Net defined benefit liability (asset), beginning of period	(1,756)
Net defined benefit liability (asset), end of period	(976)	(1,756)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(976)	(1,756)
Pension benefits | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(26)
Net defined benefit liability (asset), end of period	(28)	(26)
Plan Assets
Net defined benefit liability (asset), beginning of period	(26)
Net defined benefit liability (asset), end of period	(28)	(26)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(28)	(26)
Pension benefits | US and Canada
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(2,367)
Net defined benefit liability (asset), end of period	(1,270)	(2,367)
Plan Assets
Net defined benefit liability (asset), beginning of period	(2,367)
Employer contributions	314
Net defined benefit liability (asset), end of period	(1,270)	(2,367)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(1,270)	(2,367)
Defined benefit liability	(2,528)	(3,659)
Defined benefit asset	1,258	1,292
Pension benefits | US and Canada | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(2,341)
Net defined benefit liability (asset), end of period	(1,242)	(2,341)
Plan Assets
Net defined benefit liability (asset), beginning of period	(2,341)
Net defined benefit liability (asset), end of period	(1,242)	(2,341)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(1,242)	(2,341)
Pension benefits | US and Canada | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(26)
Net defined benefit liability (asset), end of period	(28)	(26)
Plan Assets
Net defined benefit liability (asset), beginning of period	(26)
Net defined benefit liability (asset), end of period	(28)	(26)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(28)	(26)
Pension benefits | United Kingdom
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	668
Net defined benefit liability (asset), end of period	444	668
Plan Assets
Net defined benefit liability (asset), beginning of period	668
Net defined benefit liability (asset), end of period	444	668
Present value of projected benefit obligation
Net defined benefit liability (asset)	444	668
Defined benefit liability	(38)	(65)
Defined benefit asset	482	733
Pension benefits | United Kingdom | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	668
Net defined benefit liability (asset), end of period	444	668
Plan Assets
Net defined benefit liability (asset), beginning of period	668
Net defined benefit liability (asset), end of period	444	668
Present value of projected benefit obligation
Net defined benefit liability (asset)	444	668
Pension benefits | United Kingdom | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Present value of projected benefit obligation
Net defined benefit liability (asset)	0	0
Pension benefits | France and Germany
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	97
Net defined benefit liability (asset), end of period	(124)	97
Plan Assets
Net defined benefit liability (asset), beginning of period	97
Net defined benefit liability (asset), end of period	(124)	97
Present value of projected benefit obligation
Net defined benefit liability (asset)	(124)	97
Defined benefit liability	(192)	(270)
Defined benefit asset	68	367
Pension benefits | France and Germany | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	97
Net defined benefit liability (asset), end of period	(124)	97
Plan Assets
Net defined benefit liability (asset), beginning of period	97
Net defined benefit liability (asset), end of period	(124)	97
Present value of projected benefit obligation
Net defined benefit liability (asset)	(124)	97
Pension benefits | France and Germany | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Present value of projected benefit obligation
Net defined benefit liability (asset)	0	0
Pension benefits | Other
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(180)
Net defined benefit liability (asset), end of period	(54)	(180)
Plan Assets
Net defined benefit liability (asset), beginning of period	(180)
Net defined benefit liability (asset), end of period	(54)	(180)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(54)	(180)
Defined benefit liability	(68)	(180)
Defined benefit asset	14	0
Pension benefits | Other | Net (liability) asset recognized in the balance sheet before minimum funding requirement (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(180)
Net defined benefit liability (asset), end of period	(54)	(180)
Plan Assets
Net defined benefit liability (asset), beginning of period	(180)
Net defined benefit liability (asset), end of period	(54)	(180)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(54)	(180)
Pension benefits | Other | Minimum funding requirement liability (IFRIC 14)
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Plan Assets
Net defined benefit liability (asset), beginning of period	0
Net defined benefit liability (asset), end of period	0	0
Present value of projected benefit obligation
Net defined benefit liability (asset)	0	0
Pension benefits | Projected benefit obligation
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(30,231)	(6,915)
Effect of changes in scope of consolidation and other	(226)	(23,707)
Service cost	(228)	(238)
Interest cost	(828)	(678)
Benefit payments for the year	1,790	1,789
Participant contributions	(1)	(2)
Actuarial gains and (losses)	7,223	1,153
Effect of changes in exchange rates	(1,149)	(1,817)
Past service cost	(4)	184
Effect of curtailments and settlements/Other	2	0
Net defined benefit liability (asset), end of period	(23,652)	(30,231)
Plan Assets
Net defined benefit liability (asset), beginning of period	(30,231)	(6,915)
Effect of changes in scope of consolidation and other	(226)	(23,707)
Participant contributions	(1)	(2)
Effect of changes in exchange rates	(1,149)	(1,817)
Benefit payments for the year	1,790	1,789
Net defined benefit liability (asset), end of period	(23,652)	(30,231)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(23,652)	(30,231)
Pension benefits | Projected benefit obligation | Demographic assumptions and experience
Projected benefit obligation
Actuarial gains and (losses)	(255)	77
Pension benefits | Projected benefit obligation | Financial assumptions
Projected benefit obligation
Actuarial gains and (losses)	7,478	1,076
Pension benefits | Projected benefit obligation | US and Canada
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(24,197)	0
Effect of changes in scope of consolidation and other	22	(23,698)
Service cost	(160)	(153)
Interest cost	(729)	(613)
Benefit payments for the year	1,564	1,291
Participant contributions	(1)	(1)
Actuarial gains and (losses)	5,568	624
Effect of changes in exchange rates	(1,265)	(1,647)
Past service cost	(3)	0
Effect of curtailments and settlements/Other	0	0
Net defined benefit liability (asset), end of period	(19,201)	(24,197)
Plan Assets
Net defined benefit liability (asset), beginning of period	(24,197)	0
Effect of changes in scope of consolidation and other	22	(23,698)
Participant contributions	(1)	(1)
Effect of changes in exchange rates	(1,265)	(1,647)
Benefit payments for the year	1,564	1,291
Net defined benefit liability (asset), end of period	(19,201)	(24,197)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(19,201)	(24,197)
Pension benefits | Projected benefit obligation | US and Canada | Demographic assumptions and experience
Projected benefit obligation
Actuarial gains and (losses)	58	85
Pension benefits | Projected benefit obligation | US and Canada | Financial assumptions
Projected benefit obligation
Actuarial gains and (losses)	5,510	539
Pension benefits | Projected benefit obligation | United Kingdom
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(2,480)	(2,132)
Effect of changes in scope of consolidation and other	1	(256)
Service cost	0	0
Interest cost	(44)	(32)
Benefit payments for the year	97	113
Participant contributions	0	0
Actuarial gains and (losses)	756	(13)
Effect of changes in exchange rates	128	(162)
Past service cost	(3)	2
Effect of curtailments and settlements/Other	0	0
Net defined benefit liability (asset), end of period	(1,545)	(2,480)
Plan Assets
Net defined benefit liability (asset), beginning of period	(2,480)	(2,132)
Effect of changes in scope of consolidation and other	1	(256)
Participant contributions	0	0
Effect of changes in exchange rates	128	(162)
Benefit payments for the year	97	113
Net defined benefit liability (asset), end of period	(1,545)	(2,480)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(1,545)	(2,480)
Pension benefits | Projected benefit obligation | United Kingdom | Demographic assumptions and experience
Projected benefit obligation
Actuarial gains and (losses)	(71)	(74)
Pension benefits | Projected benefit obligation | United Kingdom | Financial assumptions
Projected benefit obligation
Actuarial gains and (losses)	827	61
Pension benefits | Projected benefit obligation | France and Germany
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(3,141)	(4,603)
Effect of changes in scope of consolidation and other	(283)	444
Service cost	(57)	(74)
Interest cost	(46)	(25)
Benefit payments for the year	105	367
Participant contributions	0	0
Actuarial gains and (losses)	750	568
Effect of changes in exchange rates	0	0
Past service cost	0	182
Effect of curtailments and settlements/Other	1	0
Net defined benefit liability (asset), end of period	(2,671)	(3,141)
Plan Assets
Net defined benefit liability (asset), beginning of period	(3,141)	(4,603)
Effect of changes in scope of consolidation and other	(283)	444
Participant contributions	0	0
Effect of changes in exchange rates	0	0
Benefit payments for the year	105	367
Net defined benefit liability (asset), end of period	(2,671)	(3,141)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(2,671)	(3,141)
Pension benefits | Projected benefit obligation | France and Germany | Demographic assumptions and experience
Projected benefit obligation
Actuarial gains and (losses)	(219)	61
Pension benefits | Projected benefit obligation | France and Germany | Financial assumptions
Projected benefit obligation
Actuarial gains and (losses)	969	507
Pension benefits | Projected benefit obligation | Other
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	(413)	(180)
Effect of changes in scope of consolidation and other	34	(197)
Service cost	(11)	(11)
Interest cost	(9)	(8)
Benefit payments for the year	24	18
Participant contributions	0	(1)
Actuarial gains and (losses)	149	(26)
Effect of changes in exchange rates	(12)	(8)
Past service cost	2	0
Effect of curtailments and settlements/Other	1	0
Net defined benefit liability (asset), end of period	(235)	(413)
Plan Assets
Net defined benefit liability (asset), beginning of period	(413)	(180)
Effect of changes in scope of consolidation and other	34	(197)
Participant contributions	0	(1)
Effect of changes in exchange rates	(12)	(8)
Benefit payments for the year	24	18
Net defined benefit liability (asset), end of period	(235)	(413)
Present value of projected benefit obligation
Net defined benefit liability (asset)	(235)	(413)
Pension benefits | Projected benefit obligation | Other | Demographic assumptions and experience
Projected benefit obligation
Actuarial gains and (losses)	(23)	5
Pension benefits | Projected benefit obligation | Other | Financial assumptions
Projected benefit obligation
Actuarial gains and (losses)	172	(31)
Pension benefits | Plan Assets
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	28,475	6,876
Effect of changes in scope of consolidation and other	209	19,986
Interest cost	765	588
Benefit payments for the year	(1,765)	(1,772)
Participant contributions	1	2
Actuarial gains and (losses)	(6,174)	1,204
Effect of changes in exchange rates	904	1,572
Net defined benefit liability (asset), end of period	22,676	28,475
Plan Assets
Net defined benefit liability (asset), beginning of period	28,475	6,876
Effect of changes in scope of consolidation and other	209	19,986
Expected return on assets	765	588
Participant contributions	1	2
Administrative Expenses	(84)	(72)
Effect of changes in exchange rates	904	1,572
Employer contributions	345	91
Benefit payments for the year	(1,765)	(1,772)
Net defined benefit liability (asset), end of period	22,676	28,475
Present value of projected benefit obligation
Net defined benefit liability (asset)	22,676	28,475
Pension benefits | Plan Assets | US and Canada
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	21,856	0
Effect of changes in scope of consolidation and other	(29)	19,927
Benefit payments for the year	(1,556)	(1,288)
Participant contributions	1	1
Actuarial gains and (losses)	(4,267)	1,359
Effect of changes in exchange rates	1,067	1,370
Net defined benefit liability (asset), end of period	17,959	21,856
Plan Assets
Net defined benefit liability (asset), beginning of period	21,856	0
Effect of changes in scope of consolidation and other	(29)	19,927
Expected return on assets	660	524
Participant contributions	1	1
Administrative Expenses	(82)	(72)
Effect of changes in exchange rates	1,067	1,370
Employer contributions	309	35
Benefit payments for the year	(1,556)	(1,288)
Net defined benefit liability (asset), end of period	17,959	21,856
Present value of projected benefit obligation
Net defined benefit liability (asset)	17,959	21,856
Pension benefits | Plan Assets | United Kingdom
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	3,148	2,707
Effect of changes in scope of consolidation and other	0	212
Benefit payments for the year	(97)	(113)
Participant contributions	0	0
Actuarial gains and (losses)	(978)	56
Effect of changes in exchange rates	(165)	201
Net defined benefit liability (asset), end of period	1,989	3,148
Plan Assets
Net defined benefit liability (asset), beginning of period	3,148	2,707
Effect of changes in scope of consolidation and other	0	212
Expected return on assets	56	40
Participant contributions	0	0
Administrative Expenses	(1)	0
Effect of changes in exchange rates	(165)	201
Employer contributions	26	45
Benefit payments for the year	(97)	(113)
Net defined benefit liability (asset), end of period	1,989	3,148
Present value of projected benefit obligation
Net defined benefit liability (asset)	1,989	3,148
Pension benefits | Plan Assets | France and Germany
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	3,238	4,022
Effect of changes in scope of consolidation and other	264	(245)
Benefit payments for the year	(101)	(361)
Participant contributions	0	0
Actuarial gains and (losses)	(909)	(207)
Effect of changes in exchange rates	0	0
Net defined benefit liability (asset), end of period	2,547	3,238
Plan Assets
Net defined benefit liability (asset), beginning of period	3,238	4,022
Effect of changes in scope of consolidation and other	264	(245)
Expected return on assets	47	22
Participant contributions	0	0
Administrative Expenses	0	0
Effect of changes in exchange rates	0	0
Employer contributions	8	7
Benefit payments for the year	(101)	(361)
Net defined benefit liability (asset), end of period	2,547	3,238
Present value of projected benefit obligation
Net defined benefit liability (asset)	2,547	3,238
Pension benefits | Plan Assets | Other
Projected benefit obligation
Net defined benefit liability (asset), beginning of period	233	147
Effect of changes in scope of consolidation and other	(26)	92
Benefit payments for the year	(11)	(10)
Participant contributions	0	1
Actuarial gains and (losses)	(20)	(4)
Effect of changes in exchange rates	2	1
Net defined benefit liability (asset), end of period	181	233
Plan Assets
Net defined benefit liability (asset), beginning of period	233	147
Effect of changes in scope of consolidation and other	(26)	92
Expected return on assets	2	2
Participant contributions	0	1
Administrative Expenses	(1)	0
Effect of changes in exchange rates	2	1
Employer contributions	2	4
Benefit payments for the year	(11)	(10)
Net defined benefit liability (asset), end of period	181	233
Present value of projected benefit obligation
Net defined benefit liability (asset)	€ 181	€ 233